INCOME TAX AND DEFERRED TAX, Effective Income Tax Rate Reconciliation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation [abstract]
Pre-tax income	$ 49,378,955	$ 65,583,161	$ 22,612,275
Statutory income tax rate	35.00%	35.00%	30.00%	30.00%	30.00%	35.00%
Pre-tax income at statutory income tax rate	$ (17,282,634)	$ (22,954,106)	$ (6,783,682)
Tax Effects Due to [Abstract]
Restatement by inflation	2,968,108	11,276,529	6,159,982
Tax loss variation	0	3,297,438	0
Unrecognized tax loss carryforward	0	0	(5,988,032)
Adjustment affidavit previous year	(82,082)	(131,655)	(26,677)
Tax inflation adjustment	(2,717,831)	(7,678,237)	(8,159,343)
Variation of tax rate	0	(7,955,019)	0
Others	53,286	(665,799)	1,847,691
Total income tax	$ (17,061,153)	$ (24,810,849)	$ (12,950,061)